MGE Energy Inc Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Comprehensive Income [Abstract]
Net Income	$ 13,891		$ 14,270		$ 36,475		$ 30,318
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities, net of tax	75	[1]	36	[2]	140	[3]	43	[4]
Comprehensive Income	$ 13,966		$ 14,306		$ 36,615		$ 30,361

[1]	Net of $50 tax
[2]	Net of $24 tax
[3]	Net of $93 tax
[4]	Net of $29 tax